Deferred Government Grants - Summary of Deferred Government Grants (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current deferred government grants		$ 12,559	$ 15,159
Non-current deferred government grants		4,870	4,229
Total deferred government grants		17,429	19,388
Government Grants for Property, Plant and Equipment
Current deferred government grants	[1]	488	565
Non-current deferred government grants	[1]	2,517	3,003
Government Grants For Research And Development
Current deferred government grants	[2]	12,071	14,594
Non-current deferred government grants	[2]	$ 2,353	$ 1,226

[1]	The Company has three deferred government grants related to property, plant and equipment. The Company has fulfilled two of the grants’ conditions and expect to fulfill another one in 2022. $488 will be amortized in 2022 which was included in the current portion of deferred government grant and $2,517 will be amortized after 2022 which was included in the non-current portion of deferred government grants. $569 was recorded as a reduction to depreciation expense for the year ended December 31, 2021 (2020 - $412, 2019 - $412), and $79 was recorded as government grant recognized in income for the year ended December 31, 2021 (2020 - $80, 2019 - $79).
[2]	The Company has twelve deferred government grants related to various research and development projects. The Company expects to fulfill nine grants’ conditions in 2022 and recorded $12,071 as the current portion of deferred government grants, while the remaining three grants’ conditions are expected to be fulfilled after 2022 and $2,353 is recorded in the non-current portion of deferred government grants.